Income tax (Tables)	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Summary of recognized in profit or loss	Amounts recognized in profit or loss:

	June 30,	June 30
	2024	2023
	$	$
Current tax expense/(recovery)
Current year	3,006	1,510
Changes in prior years position	(803)	(1,682)
	2,203	(172)
Deferred tax recovery
Origination and reversal of temporary differences	(4,733)	(2,236)
Changes in tax rate & deferred tax asset not recognized	918	(588)
Changes in prior years position	772	174
Recognition of previously unrecognized tax losses	—	(110)
	(3,043)	(2,760)

Summary of recognized in OCI	Amounts recognized in OCI:

	June 30, 2024			June 30, 2023
	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
	$	$	$	$	$	$
Change in fair value of interest rate swaps, net of tax	(940)	231	(709)	638	(142)	496
	(940)	231	(709)	638	(142)	496

Summary of reconciliation of effective tax rate	Reconciliation of effective tax rate:

	June 30, 2024	June 30, 2023
	$	$
Loss before tax from continuing operations	(9,499)	(31,958)
Tax using the Company's domestic tax rate	(2,447)	(8,186)
Effect of tax rates in foreign jurisdictions	2	90
Changes in tax rate & deferred tax asset not recognized	918	(588)
Tax effect of:
Share based compensation	768	642
Other non-deductible expenses	9	(92)
Scientific Research and Experimental Development	88	90
Gain on contingent consideration	52	(753)
Stock options deduction revaluation adjustment	(199)	1,749
Goodwill impairment	—	5,623
Earn-out amortization	—	110
Recognition of previously unrecognized tax losses	—	(110)
Change in prior years position	(31)	(1,507)
	(840)	(2,932)

Summary of movements in deferred tax balances	Movements in deferred tax balances:

	Balance at July 1, 2023				Balance at June 30, 2024
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	5,041	(1,241)	—	—	3,800	3,800	—
SR&ED investment tax credits, net of 12(1)(x)	2,193	(80)	—	251	2,364	2,364	—
Property, plant and equipment	(1,960)	486	—	—	(1,474)	49	(1,523)
Intangible assets including goodwill	(33,200)	6,614	—	—	(26,586)	—	(26,586)
Deferred development costs	(680)	608	—	—	(72)	—	(72)
Non-capital/Net operating losses carried forward	13,600	(1,726)	—	—	11,874	11,874	—
Lease liabilities and Others	3,621	(725)	—	—	2,896	2,896	—
Right of use assets	(3,320)	715	—	—	(2,605)	—	(2,605)
Share issuance cost	521	(294)	—	—	227	227	—
Equity Incentive Plan	152	(152)	—	—	—	—	—
163J interest	3,596	(1,162)	—	—	2,434	2,434	—
Interest Swap	(649)	—	231	—	(418)	—	(418)
Tax assets (liabilities) before set-off	(11,085)	3,043	231	251	(7,560)	23,644	(31,204)
Set-off of tax						21,310	(21,309)
Net tax assets (liabilities)						2,334	(9,895)

	Balance at July 1, 2022				Balance at June 30, 2023
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	5,444	(403)	—	—	5,041	5,041	—
SR&ED investment tax credits, net of 12(1)(x)	2,001	—	—	192	2,193	2,193	—
Property, plant and equipment	(2,432)	472	—	—	(1,960)	42	(2,002)
Intangible assets including goodwill	(41,927)	8,727	—	—	(33,200)	—	(33,200)
Deferred development costs	(886)	206	—	—	(680)	—	(680)
Non-capital/Net losses carried forward	15,620	(2,020)	—	—	13,600	13,600	—
Lease liabilities and Others	4,710	(1,089)	—	—	3,621	3,621	—
Right of use assets	(4,441)	1,121	—	—	(3,320)	—	(3,320)
Share issuance cost	834	(313)	—	—	521	521	—
Equity Incentive Plan	—	152	—	—	152	152	—
Stock options	4,096	(4,096)	—	—	—	—	—
163J interest	3,593	3	—		3,596	3,596	—
Interest Swap	(507)	—	(142)	—	(649)	—	(649)
Tax assets (liabilities) before set-off	(13,895)	2,760	(142)	192	(11,085)	28,766	(39,851)
Set-off of tax						25,556	(25,556)
Net tax assets (liabilities)						3,210	(14,295)

Summary of unrecognized deferred tax asset	Unrecognized deferred tax asset:

	June 30, 2024		June 30, 2023
	Gross amount	Tax effect	Gross amount	Tax effect
	$	$	$	$
Capital losses carried forward Canada	41	10	48	12
Capital losses carried forward USA	12,885	3,302	12,885	3,251
Non-capital losses - STC Canada	48	12	48	12
Net operating loss - Australia	2,302	691	—	—